Other reserves - Other reserves (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Other reserves	£ 693	£ (468)
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	2,054	3,625
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,465)	(1,873)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,210)	(2,930)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(541)	(1,059)
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Other reserves	£ 1,855	£ 1,769